Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000764624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Important Notice Regarding Change in Investment Policy

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 10, 2011

TO THE

SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED MAY 1, 2011, OF

LEGG MASON WESTERN ASSET GOVERNMENT SECURITIES FUND

Effective as of November 1, 2011, the fund's name is changed to Legg Mason Western Asset Mortgage Backed Securities Fund.

Effective as of November 1, 2011, the following text replaces the first paragraph under the section headed "Principal Investment Strategies" in the fund's Summary Prospectus and Prospectus:

Under normal circumstances, the fund invests at least 80% of its assets in mortgage backed securities. Mortgage-backed securities may be issued by government-sponsored entities such as Federal National Mortgage Association (Fannie Mae) or Federal Home Loan Mortgage Corporation (Freddie Mac) and by agencies of the U.S. government, such as Government National Mortgage Association (Ginnie Mae). Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities may or may not be backed by the full faith and credit of the U.S. government. Even when the U.S. government guarantees principal and interest payments on securities, this guarantee does not apply to losses resulting from declines in the market value of these securities. The fund may invest in securities of any maturity, and the securities may have fixed, floating or variable rates. The fund may enter into dollar rolls (sometimes referred to as mortgage dollar rolls).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000764624_SupplementTextBlock

Important Notice Regarding Change in Investment Policy

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 10, 2011

TO THE

SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED MAY 1, 2011, OF

LEGG MASON WESTERN ASSET GOVERNMENT SECURITIES FUND

Effective as of November 1, 2011, the fund's name is changed to Legg Mason Western Asset Mortgage Backed Securities Fund.

Effective as of November 1, 2011, the following text replaces the first paragraph under the section headed "Principal Investment Strategies" in the fund's Summary Prospectus and Prospectus:

Under normal circumstances, the fund invests at least 80% of its assets in mortgage backed securities. Mortgage-backed securities may be issued by government-sponsored entities such as Federal National Mortgage Association (Fannie Mae) or Federal Home Loan Mortgage Corporation (Freddie Mac) and by agencies of the U.S. government, such as Government National Mortgage Association (Ginnie Mae). Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities may or may not be backed by the full faith and credit of the U.S. government. Even when the U.S. government guarantees principal and interest payments on securities, this guarantee does not apply to losses resulting from declines in the market value of these securities. The fund may invest in securities of any maturity, and the securities may have fixed, floating or variable rates. The fund may enter into dollar rolls (sometimes referred to as mortgage dollar rolls).

Legg Mason Western Asset Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000764624_SupplementTextBlock

Important Notice Regarding Change in Investment Policy

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 10, 2011

TO THE

SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED MAY 1, 2011, OF

LEGG MASON WESTERN ASSET GOVERNMENT SECURITIES FUND

Effective as of November 1, 2011, the fund's name is changed to Legg Mason Western Asset Mortgage Backed Securities Fund.

Effective as of November 1, 2011, the following text replaces the first paragraph under the section headed "Principal Investment Strategies" in the fund's Summary Prospectus and Prospectus:

Under normal circumstances, the fund invests at least 80% of its assets in mortgage backed securities. Mortgage-backed securities may be issued by government-sponsored entities such as Federal National Mortgage Association (Fannie Mae) or Federal Home Loan Mortgage Corporation (Freddie Mac) and by agencies of the U.S. government, such as Government National Mortgage Association (Ginnie Mae). Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities may or may not be backed by the full faith and credit of the U.S. government. Even when the U.S. government guarantees principal and interest payments on securities, this guarantee does not apply to losses resulting from declines in the market value of these securities. The fund may invest in securities of any maturity, and the securities may have fixed, floating or variable rates. The fund may enter into dollar rolls (sometimes referred to as mortgage dollar rolls).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011